Employee Benefits - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Beneficiary Payment	Dec. 31, 2018 USD ($) Beneficiary	Dec. 31, 2017 USD ($)
Classes Of Employee Benefits Expense [line items]
Amount recognized in other comprehensive income	$ (42,541)	$ (9,039)	$ (33,385)
Employee benefits	$ 38,706
Average duration of benefit plan obligation	11 years 4 months 6 days	10 years 9 months 14 days
Number of beneficiaries | Beneficiary	12	12
Period of short term indicators	1 year
Number of payments to be deferred | Payment	3
Other long-term employee benefits	$ 2,619	$ 1,312